Cover Page	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	BitGo Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43057
Entity Tax Identification Number	82-3998490
Entity Address, Address Line One	101 S. Reid Street, Suite 307, PMB# 9793
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57103
City Area Code	650
Local Phone Number	847-0009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BTGO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001740604
Amendment Flag	false